Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	Retained Earnings
Balance at at Dec. 31, 2013	$ 77,990,080	$ 22,000,000	$ 31,449	$ 11,978,137	$ (4,330,712)	$ 472,406	$ 47,838,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	5,810,740						5,810,740
Other Comprehensive Income, Net of Tax:	5,003,969					5,003,969
Stock Compensation Expense	12,676						0
Cash Dividends On Preferred Stock	(440,000)						(440,000)
Cash Dividends On Common Stock	(942,080)						(942,080)
Balance at at Dec. 31, 2014	87,435,385	22,000,000	31,449	11,990,813	(4,330,712)	5,476,375	52,267,460
Nonvested Restricted Stock	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	6,115,927
Other Comprehensive Income, Net of Tax:	(1,214,014)
Stock Compensation Expense	12,676
Cash Dividends On Preferred Stock	(440,000)
Cash Dividends On Common Stock	942,552
Balance at at Dec. 31, 2015	90,967,422	22,000,000	31,464	12,028,832	(4,330,712)	4,262,361	57,000,835
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Value, Other	15
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	(25,358)
Adjustments to Additional Paid in Capital, Other	25,343
Payments for Repurchase of Preferred Stock and Preference Stock	0
Nonvested Restricted Stock	(25,358)
Net Income	5,924,656
Other Comprehensive Income, Net of Tax:	(3,082,275)
Stock Compensation Expense	7,912
Cash Dividends On Preferred Stock	(422,889)
Cash Dividends On Common Stock	942,552
Balance at at Dec. 31, 2016	71,112,274	$ 0	$ 31,464	$ 12,036,744	$ (4,330,712)	$ 1,180,086	$ 62,220,050
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred Stock, Redemption Amount	(22,000,000)
Preferred Stock Redemption Discount	660,000
Payments for Repurchase of Preferred Stock and Preference Stock	(21,340,000)
Nonvested Restricted Stock	$ (25,358)